Allowance for Loan Losses - Impaired Loans Based on Loan Types (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Financing Receivable, Impaired [Line Items]
Recorded investment	$ 149,546	$ 199,545
Unpaid principal balance	164,561	214,712
Related allowance	2,647	3,388
Average recorded investment	175,187	228,398
Amount of related allowance included in specific reserves	439	517
Amount of related allowance included in general reserves	2,208	2,871
Single-family residential
Financing Receivable, Impaired [Line Items]
Recorded investment	130,021	158,668
Unpaid principal balance	133,861	163,149
Related allowance	2,208	2,871
Average recorded investment	142,661	181,826
Construction
Financing Receivable, Impaired [Line Items]
Recorded investment	0	2,698
Unpaid principal balance	0	2,818
Related allowance	0	0
Average recorded investment	1,172	1,349
Construction - custom
Financing Receivable, Impaired [Line Items]
Recorded investment	0	0
Unpaid principal balance	0	0
Related allowance	0	0
Average recorded investment	251	74
Land - acquisition & development
Financing Receivable, Impaired [Line Items]
Recorded investment	169	921
Unpaid principal balance	295	971
Related allowance	0	0
Average recorded investment	389	611
Land - consumer lot loans
Financing Receivable, Impaired [Line Items]
Recorded investment	3,900	5,227
Unpaid principal balance	4,543	5,626
Related allowance	20	9
Average recorded investment	4,611	6,709
Multi-family
Financing Receivable, Impaired [Line Items]
Recorded investment	385	448
Unpaid principal balance	385	448
Related allowance	4	4
Average recorded investment	704	541
Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded investment	11,635	15,679
Unpaid principal balance	17,179	21,768
Related allowance	323	150
Average recorded investment	14,050	21,603
Commercial & industrial
Financing Receivable, Impaired [Line Items]
Recorded investment	1,540	14,428
Unpaid principal balance	6,003	17,652
Related allowance	92	354
Average recorded investment	9,703	13,703
HELOC
Financing Receivable, Impaired [Line Items]
Recorded investment	1,786	1,386
Unpaid principal balance	1,894	2,154
Related allowance	0	0
Average recorded investment	1,558	1,845
Consumer
Financing Receivable, Impaired [Line Items]
Recorded investment	110	90
Unpaid principal balance	401	126
Related allowance	0	0
Average recorded investment	88	137
Impaired loans with no related allowance recorded
Financing Receivable, Impaired [Line Items]
Recorded investment	27,869	42,687
Unpaid principal balance	38,486	49,425
Related allowance	0	0
Average recorded investment	35,649	43,292
Impaired loans with no related allowance recorded | Single-family residential
Financing Receivable, Impaired [Line Items]
Recorded investment	17,979	18,872
Unpaid principal balance	19,252	20,050
Related allowance	0	0
Average recorded investment	16,685	20,097
Impaired loans with no related allowance recorded | Construction
Financing Receivable, Impaired [Line Items]
Recorded investment	0	2,698
Unpaid principal balance	0	2,818
Related allowance	0	0
Average recorded investment	1,172	1,349
Impaired loans with no related allowance recorded | Construction - custom
Financing Receivable, Impaired [Line Items]
Recorded investment	0	0
Unpaid principal balance	0	0
Related allowance	0	0
Average recorded investment	251	74
Impaired loans with no related allowance recorded | Land - acquisition & development
Financing Receivable, Impaired [Line Items]
Recorded investment	78	814
Unpaid principal balance	143	814
Related allowance	0	0
Average recorded investment	290	572
Impaired loans with no related allowance recorded | Land - consumer lot loans
Financing Receivable, Impaired [Line Items]
Recorded investment	344	311
Unpaid principal balance	848	336
Related allowance	0	0
Average recorded investment	287	260
Impaired loans with no related allowance recorded | Multi-family
Financing Receivable, Impaired [Line Items]
Recorded investment	0	0
Unpaid principal balance	0	0
Related allowance	0	0
Average recorded investment	286	70
Impaired loans with no related allowance recorded | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded investment	7,467	9,425
Unpaid principal balance	11,881	14,035
Related allowance	0	0
Average recorded investment	8,890	11,158
Impaired loans with no related allowance recorded | Commercial & industrial
Financing Receivable, Impaired [Line Items]
Recorded investment	1,114	10,137
Unpaid principal balance	5,312	10,146
Related allowance	0	0
Average recorded investment	7,168	9,208
Impaired loans with no related allowance recorded | HELOC
Financing Receivable, Impaired [Line Items]
Recorded investment	837	410
Unpaid principal balance	931	1,170
Related allowance	0	0
Average recorded investment	597	450
Impaired loans with no related allowance recorded | Consumer
Financing Receivable, Impaired [Line Items]
Recorded investment	50	20
Unpaid principal balance	119	56
Related allowance	0	0
Average recorded investment	23	54
Impaired loans with an allowance recorded
Financing Receivable, Impaired [Line Items]
Recorded investment	121,677	156,858
Unpaid principal balance	126,075	165,287
Related allowance	2,647	3,388
Average recorded investment	139,538	185,106
Impaired loans with an allowance recorded | Single-family residential
Financing Receivable, Impaired [Line Items]
Recorded investment	112,042	139,796
Unpaid principal balance	114,609	143,099
Related allowance	2,208	2,871
Average recorded investment	125,976	161,729
Impaired loans with an allowance recorded | Land - acquisition & development
Financing Receivable, Impaired [Line Items]
Recorded investment	91	107
Unpaid principal balance	152	157
Related allowance	0	0
Average recorded investment	99	39
Impaired loans with an allowance recorded | Land - consumer lot loans
Financing Receivable, Impaired [Line Items]
Recorded investment	3,556	4,916
Unpaid principal balance	3,695	5,290
Related allowance	20	9
Average recorded investment	4,324	6,449
Impaired loans with an allowance recorded | Multi-family
Financing Receivable, Impaired [Line Items]
Recorded investment	385	448
Unpaid principal balance	385	448
Related allowance	4	4
Average recorded investment	418	471
Impaired loans with an allowance recorded | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded investment	4,168	6,254
Unpaid principal balance	5,298	7,733
Related allowance	323	150
Average recorded investment	5,160	10,445
Impaired loans with an allowance recorded | Commercial & industrial
Financing Receivable, Impaired [Line Items]
Recorded investment	426	4,291
Unpaid principal balance	691	7,506
Related allowance	92	354
Average recorded investment	2,535	4,495
Impaired loans with an allowance recorded | HELOC
Financing Receivable, Impaired [Line Items]
Recorded investment	949	976
Unpaid principal balance	963	984
Related allowance	0	0
Average recorded investment	961	1,395
Impaired loans with an allowance recorded | Consumer
Financing Receivable, Impaired [Line Items]
Recorded investment	60	70
Unpaid principal balance	282	70
Related allowance	0	0
Average recorded investment	$ 65	$ 83